Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Payroll and welfare payable	¥ 264,600	$ 38,484	¥ 254,509
Accrued marketing expenses	38,536	5,605	50,163
Other taxes payable	24,399	3,549	25,862
Others	173,904	25,293	130,761
Total	¥ 501,439	$ 72,931	¥ 461,295